SHARE OF PROFIT / (LOSS) FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) from associates [Abstract]
Profit (loss) from associates	$ 3,727,703	$ 320,716	$ (87,083)
EGS [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	0	0	(6,245)
TGU [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	0	(76,655)	(43,793)
Link [Member]
Profit (loss) from associates [Abstract]
Profit (loss) from associates	$ 3,727,703	$ 397,371	$ (37,045)